Operating Segment Information - Summary of Segment Revenue (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	€ 5,686	€ 5,237	€ 4,743
P&ARP [member]
Disclosure of operating segments [line items]
Revenue	3,050	2,805	2,482
A&T [member]
Disclosure of operating segments [line items]
Revenue	1,339	1,301	1,279
AS&I [member]
Disclosure of operating segments [line items]
Revenue	1,287	1,118	993
Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue	10	13	(11)
Segment [member]
Disclosure of operating segments [line items]
Revenue	5,748	5,283	4,791
Segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	3,059	2,812	2,498
Segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	1,389	1,335	1,302
Segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	1,290	1,123	1,002
Segment [member] | Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue	10	13	(11)
Inter segment [member]
Disclosure of operating segments [line items]
Revenue	(62)	(46)	(48)
Inter segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	(9)	(7)	(16)
Inter segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	(50)	(34)	(23)
Inter segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	€ (3)	€ (5)	€ (9)